SELECTED STATEMENT OF OPERATIONS DATA	12 Months Ended
Dec. 31, 2025
Selected Statement of Operations Data [Abstract]
SELECTED STATEMENT OF OPERATIONS DATA
NOTE 10 - SELECTED STATEMENT OF OPERATIONS DATA:

a.	Revenues:

1)
The Company’s revenues derive from the sale of software products and services in two operating segments, see Note 11. The Company has three product lines: (i) product line “A” - billing and customer care solutions for service providers; (ii) product line “B” - unified communication solutions for enterprises; and (iii) product line “C” - mobile messaging and communication solutions. Product lines “A” and “B” relate to the billing and related services reporting segment and product line “C” relates to the messaging reporting segment.

The following table sets forth the revenues classified by product lines:

	Years Ended December 31,
	2 0 2 5	2 0 2 4	2 0 2 3
	U.S. dollars in thousands

Product line “A”	$9,622	$11,765	$11,497
Product line “B”	2,971	1,851	2,127
Product line “C”	6,864	7,830	7,988
	$19,457	$21,446	$21,612

2)	The following table sets forth the geographical revenues classified by geographical location of the customers:

	Years Ended December 31,
	2 0 2 5	2 0 2 4	2 0 2 3
	U.S. dollars in thousands

Europe	$11,425	$11,402	$11,633
The Americas	6,687	8,508	7,897
Israel	948	1,061	920
Other	397	475	1,162
	$19,457	$21,446	$21,612

b.	Financial income, net:

	Years Ended December 31,
	2 0 2 5	2 0 2 4	2 0 2 3
	U.S. dollars in thousands
Income:
Interest on bank deposits and short-term investments	$475	$750	$737
Non-dollar currency gains, net	255	-	50
Unrealized gain from marketable securities	7	11	8
Other financial income	-	9	9
	737	770	804
Expenses:
Non-dollar currency losses, net	-	(159)	-
Bank commissions and charges	(33)	(24)	(27)
Other financial expenses	(23)	-	-
	(56)	(183)	(27)
	$681	$587	$777

c.	Earnings per ordinary share (“EPS”):

The following table sets forth the computation of the Company’s basic and diluted EPS:

	Years Ended December 31,
	2 0 2 5	2 0 2 4	2 0 2 3
	In thousands

Weighted average number of shares issued and outstanding - used in computation of basic EPS	20,466	20,297	20,163
Incremental shares from assumed exercise of options	162	284	308
Weighted average number of shares used in computation of diluted EPS	20,628	20,581	20,471

In the years ended December 31, 2025, 2024 and 2023, options that had an anti-dilutive effect were not taken into account in computing the diluted EPS. The number of options that could potentially dilute EPS in the future and were not included in the computation of diluted EPS is 300,000, 200,000 and none, for the years ended December 31, 2025, 2024 and 2023, respectively.